Shareholder Report, Holdings (Details)	Jun. 30, 2024
Paradigm Value Fund | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
Paradigm Value Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.40%
Paradigm Value Fund | Financials
Holdings [Line Items]
Percent of Total Investments	5.00%
Paradigm Value Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
Paradigm Value Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	25.60%
Paradigm Value Fund | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.90%
Paradigm Value Fund | Materials
Holdings [Line Items]
Percent of Total Investments	7.20%
Paradigm Value Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Paradigm Value Fund | Cash Equivalent
Holdings [Line Items]
Percent of Total Investments	2.00%
Paradigm Value Fund | EMCOR Group Inc.
Holdings [Line Items]
Percent of Total Investments	6.90%
Paradigm Value Fund | Kforce Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
Paradigm Value Fund | Addus HomeCare Corporation
Holdings [Line Items]
Percent of Total Investments	4.30%
Paradigm Value Fund | Kulicke & Soffa Industries Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
Paradigm Value Fund | Summit Materials, Inc. - Class A
Holdings [Line Items]
Percent of Total Investments	4.00%
Paradigm Value Fund | A10 Networks, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
Paradigm Value Fund | RadNet, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
Paradigm Value Fund | Sensient Technologies Corporation
Holdings [Line Items]
Percent of Total Investments	3.20%
Paradigm Value Fund | American Woodmark Corporation
Holdings [Line Items]
Percent of Total Investments	3.10%
Paradigm Value Fund | Mid-America Apartment Communities Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
Paradigm Select Fund | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.80%
Paradigm Select Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.50%
Paradigm Select Fund | Financials
Holdings [Line Items]
Percent of Total Investments	0.90%
Paradigm Select Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
Paradigm Select Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	32.70%
Paradigm Select Fund | Information Technology
Holdings [Line Items]
Percent of Total Investments	29.10%
Paradigm Select Fund | Materials
Holdings [Line Items]
Percent of Total Investments	3.90%
Paradigm Select Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Paradigm Select Fund | Cash Equivalent
Holdings [Line Items]
Percent of Total Investments	2.60%
Paradigm Select Fund | EMCOR Group Inc.
Holdings [Line Items]
Percent of Total Investments	7.50%
Paradigm Select Fund | Kforce Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
Paradigm Select Fund | Kulicke & Soffa Industries Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
Paradigm Select Fund | Natera, Inc.
Holdings [Line Items]
Percent of Total Investments	6.10%
Paradigm Select Fund | Globus Medical, Inc. - Class A
Holdings [Line Items]
Percent of Total Investments	6.00%
Paradigm Select Fund | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
Paradigm Select Fund | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
Paradigm Select Fund | Boise Cascade Company
Holdings [Line Items]
Percent of Total Investments	4.10%
Paradigm Select Fund | Teradyne, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
Paradigm Select Fund | Concentrix Corporation
Holdings [Line Items]
Percent of Total Investments	3.50%
Paradigm Micro-Cap Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.40%
Paradigm Micro-Cap Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
Paradigm Micro-Cap Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	17.70%
Paradigm Micro-Cap Fund | Information Technology
Holdings [Line Items]
Percent of Total Investments	36.60%
Paradigm Micro-Cap Fund | Materials
Holdings [Line Items]
Percent of Total Investments	2.80%
Paradigm Micro-Cap Fund | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.40%
Paradigm Micro-Cap Fund | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
Paradigm Micro-Cap Fund | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Paradigm Micro-Cap Fund | Modine Manufacturing Company
Holdings [Line Items]
Percent of Total Investments	7.40%
Paradigm Micro-Cap Fund | Onto Innovation Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
Paradigm Micro-Cap Fund | Goldman Sachs FS Government Fund Institutional Shares
Holdings [Line Items]
Percent of Total Investments	5.10%
Paradigm Micro-Cap Fund | Insight Enterprises, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
Paradigm Micro-Cap Fund | Veeco Instruments Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
Paradigm Micro-Cap Fund | Axcelis Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
Paradigm Micro-Cap Fund | J.Jill, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
Paradigm Micro-Cap Fund | The Ensign Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
Paradigm Micro-Cap Fund | Caleres, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
Paradigm Micro-Cap Fund | The Pennant Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%